N-2	Apr. 24, 2025
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	HPS CORPORATE LENDING FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
The following replaces the “Risk Factors—Risks Relating to the Fund’s Business and Structure—The Fund is Subject to Risks Relating to the Timing of Realization of Investments” section of the Prospectus:
The Fund is Sub
jec
t to Risks Relating to the Timing of Realization of Investments.
The Adviser, in its discretion, may seek to realize the Fund’s investments earlier than originally expected, which may be accomplished through one or more transactions, including, to the extent permitted by applicable law, transactions with another investment fund or account sponsored or managed by the Adviser, HPS or their affiliates (collectively “Other HPS Investors”), which will be for a price equal to the fair value of such investment. The value of such investment, subject to approval by the Board, will be determined by the Adviser and verified by one or more third-party valuation agents. The Adviser may seek such realizations in order to support the Fund’s target risk/return profile with respect to the Fund’s unrealized investments, taking into account such fac
tors as the Fund’s expense ratio relative to such assets and the availability of, or repayment obligations with respect to, any credit f aci
lities.
The following replaces the “Risk Factors—Risks Relating to the Fund’s Business and Structure—The Fund is Subject to Risks Relating to Allocation of Investment Opportunities and Related Conflicts” section of the Prospectus:
The Fund is Subject to Risks Relating to Allocation of Investment Opportunities and Related Conflicts.
The Fund generally is prohibited under the 1940 Act from participating in certain transactions with its affiliates without prior approval of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities is an affiliate of the Fund for purposes of the 1940 Act, and the Fund generally is prohibited from buying or selling any security from or to such affiliate, absent the prior approval of the Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same issuers (whether at the same or different times), without prior approval, in certain cases, of the Independent Trustees and, in certain other cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or their affiliates. These prohibitions will affect the manner in which investment opportunities are allocated between the Fund and other funds and accounts managed by HPS or its affiliates. Most importantly, the Fund generally is prohibited from co-investing
with Other HPS Investors or affiliates of the Adviser in loans and financings originated by HPS and/or its affiliates except for pursuant to the co-investment
exemptive relief granted by the SEC which delineates the requirements the Adviser must comply with for the Fund to invest with Other HPS Investors.
Any such
co-investments
are subject to certain conditions, including that the Adviser and its affiliates managing other funds and accounts participating in co-investment
transactions will seek to allocate such transactions for all of the participating investment accounts, including the Fund, on a fair and equitable basis, in accordance with their respective allocation policies, and the other applicable conditions of the co-investment
exemptive relief. Under the terms of the relief, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Independent Trustees must reach certain conclusions in connection with certain co-investment
transactions (e.g., in the case of
follow-on
investments in an existing issuer in which affiliates, but not the Fund, have an existing investment, and non-
pro rata
follow-on
investments in, and dispositions of, securities of an existing issuer), including that: (i) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned; and (ii) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s then-current investment objectives and strategies.
As a result of the relief, there could be significant overlap in the Fund’s investment portfolio and the investment portfolios of Other HPS Investors, including, in some cases, proprietary accounts of HPS or its affiliates. Because investments are allocated across multiple Other HPS Investors, the Fund will at times receive a lower allocation to an investment than desired; likewise, the Fund may also be limited in the degree to which it is able to participate in selling opportunities that it may otherwise wish to pursue due to allocations, including non-
pro rata
allocations, to Other HPS Investors.
If the Adviser identifies a
co-investment
opportunity and the Fund is unable to rely on the
co-investment
relief or other
no-action
positions of the SEC staff for that particular
co-investment
opportunity, the Adviser will be required to determine w
hic
h of its and its affiliates’ accounts should make the investment at the potential exclusion of other accounts. In such circumstances, the Adviser will adhere to firm-wide investment allocation policies in order to determine the account to which to allocate investment opportunities. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other accounts.
The following replaces the “Risk Factors—Risks Related to the HPS/BlackRock Transaction—The HPS/BlackRock Transaction could Create a Conflict of Interest in the Allocation of the Adviser’s Time and Focus” section of the Prospectus:
The HPS/BlackRock Transaction.
 On July 1, 2025, BlackRock acquired 100% of the business and assets of HPS. There is no guarantee that HPS will be able to successfully transition, maintain and continue to build its business as part of BlackRock or that HPS and BlackRock will be able to successfully integrate their business operations. In particular, as with any change in ownership, HPS is subject to substantial risks, including with respect to the long-term retention of key employees, the successful consolidation of corporate, technological and administrative infrastructures and the retention of existing business and operational relationships. It is possible that employees involved in the operation of HPS may not continue on a long-term basis with BlackRock and the operations and business relationships of HPS may be disrupted. The integration of HPS into BlackRock will be a complex, costly and time-consuming process and if HPS experiences difficulties in this process, the anticipated benefits of the HPS/BlackRock Transaction may not be realized fully or at all, or it may take longer to realize than expected, which could have an adverse effect on HPS for an undetermined period. As part of the integration of HPS into BlackRock, HPS will implement various BlackRock policies and procedures, administrative systems and technical applications. Each of these changes may impact the operation of the Fund. While the Adviser will seek to minimize any disruptions, delays or changes to the investor experience as part of the integration, there is no guarantee it will be able to do so. In addition, there can be no assurances that HPS and BlackRock will realize operating efficiencies, synergies and other benefits from the HPS/BlackRock Transaction, and a failure to obtain such synergies may adversely affect the operations of HPS. Some factors related to the integration of the businesses are outside of HPS’s control, and any of them could result in delays, increased costs, decreases in the amount of potential revenues or synergies and diversion of management’s time and energy, which could materially affect HPS’s financial position, results of operations, and cash flows. In the event that the HPS/BlackRock Transaction has an adverse impact on HPS, including for the foregoing reasons, the operations of the Fund may be adversely affected.
BlackRock is one of the largest and most diverse financial institutions in the world. As a result, it currently has, and may in the future have, other business units that compete with HPS or seek investment opportunities that are appropriate for the Fund, and it has policies and procedures that may limit or otherwise impact the operations of HPS and/or the Fund. Further, certain issuers of potential investments for the Fund may prefer to work with a smaller or independent sponsor, which may adversely affect HPS’s ability to attract new investment opportunities for the Fund. Please see “
Conflicts of Interest—BlackRock’s Activities
” below.
HPS believes that investors will benefit from the combination of BlackRock’s and HPS’s capabilities; however, there are certain potential conflicts of interest that will arise as a result of the ownership of HPS by BlackRock. For a discussion of certain risks and conflicts of interest relating to the investment advisory, management and other activities of BlackRock Financial Management, Inc. as well as certain other affiliated registered investment adviser subsidiaries of BlackRock, Inc., please refer to Part 2A of the Form ADV for BlackRock Financial Management, Inc., which limited partners are urged to read and which is available at http://www.adviserinfo.sec.gov/Firm/107105.

The Fund is Subject to Risks Relating to the Timing of Realization of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is Sub
jec
t to Risks Relating to the Timing of Realization of Investments.
The Adviser, in its discretion, may seek to realize the Fund’s investments earlier than originally expected, which may be accomplished through one or more transactions, including, to the extent permitted by applicable law, transactions with another investment fund or account sponsored or managed by the Adviser, HPS or their affiliates (collectively “Other HPS Investors”), which will be for a price equal to the fair value of such investment. The value of such investment, subject to approval by the Board, will be determined by the Adviser and verified by one or more third-party valuation agents. The Adviser may seek such realizations in order to support the Fund’s target risk/return profile with respect to the Fund’s unrealized investments, taking into account such fac
tors as the Fund’s expense ratio relative to such assets and the availability of, or repayment obligations with respect to, any credit f aci
lities.

The Fund is Subject to Risks Relating to Allocation of Investment Opportunities and Related Conflicts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is Subject to Risks Relating to Allocation of Investment Opportunities and Related Conflicts.
The Fund generally is prohibited under the 1940 Act from participating in certain transactions with its affiliates without prior approval of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities is an affiliate of the Fund for purposes of the 1940 Act, and the Fund generally is prohibited from buying or selling any security from or to such affiliate, absent the prior approval of the Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same issuers (whether at the same or different times), without prior approval, in certain cases, of the Independent Trustees and, in certain other cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or their affiliates. These prohibitions will affect the manner in which investment opportunities are allocated between the Fund and other funds and accounts managed by HPS or its affiliates. Most importantly, the Fund generally is prohibited from co-investing
with Other HPS Investors or affiliates of the Adviser in loans and financings originated by HPS and/or its affiliates except for pursuant to the co-investment
exemptive relief granted by the SEC which delineates the requirements the Adviser must comply with for the Fund to invest with Other HPS Investors.
Any such
co-investments
are subject to certain conditions, including that the Adviser and its affiliates managing other funds and accounts participating in co-investment
transactions will seek to allocate such transactions for all of the participating investment accounts, including the Fund, on a fair and equitable basis, in accordance with their respective allocation policies, and the other applicable conditions of the co-investment
exemptive relief. Under the terms of the relief, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Independent Trustees must reach certain conclusions in connection with certain co-investment
transactions (e.g., in the case of
follow-on
investments in an existing issuer in which affiliates, but not the Fund, have an existing investment, and non-
pro rata
follow-on
investments in, and dispositions of, securities of an existing issuer), including that: (i) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned; and (ii) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s then-current investment objectives and strategies.
As a result of the relief, there could be significant overlap in the Fund’s investment portfolio and the investment portfolios of Other HPS Investors, including, in some cases, proprietary accounts of HPS or its affiliates. Because investments are allocated across multiple Other HPS Investors, the Fund will at times receive a lower allocation to an investment than desired; likewise, the Fund may also be limited in the degree to which it is able to participate in selling opportunities that it may otherwise wish to pursue due to allocations, including non-
pro rata
allocations, to Other HPS Investors.
If the Adviser identifies a
co-investment
opportunity and the Fund is unable to rely on the
co-investment
relief or other
no-action
positions of the SEC staff for that particular
co-investment
opportunity, the Adviser will be required to determine w
hic
h of its and its affiliates’ accounts should make the investment at the potential exclusion of other accounts. In such circumstances, the Adviser will adhere to firm-wide investment allocation policies in order to determine the account to which to allocate investment opportunities. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other accounts.

The HPS/BlackRock Transaction [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The HPS/BlackRock Transaction.
 On July 1, 2025, BlackRock acquired 100% of the business and assets of HPS. There is no guarantee that HPS will be able to successfully transition, maintain and continue to build its business as part of BlackRock or that HPS and BlackRock will be able to successfully integrate their business operations. In particular, as with any change in ownership, HPS is subject to substantial risks, including with respect to the long-term retention of key employees, the successful consolidation of corporate, technological and administrative infrastructures and the retention of existing business and operational relationships. It is possible that employees involved in the operation of HPS may not continue on a long-term basis with BlackRock and the operations and business relationships of HPS may be disrupted. The integration of HPS into BlackRock will be a complex, costly and time-consuming process and if HPS experiences difficulties in this process, the anticipated benefits of the HPS/BlackRock Transaction may not be realized fully or at all, or it may take longer to realize than expected, which could have an adverse effect on HPS for an undetermined period. As part of the integration of HPS into BlackRock, HPS will implement various BlackRock policies and procedures, administrative systems and technical applications. Each of these changes may impact the operation of the Fund. While the Adviser will seek to minimize any disruptions, delays or changes to the investor experience as part of the integration, there is no guarantee it will be able to do so. In addition, there can be no assurances that HPS and BlackRock will realize operating efficiencies, synergies and other benefits from the HPS/BlackRock Transaction, and a failure to obtain such synergies may adversely affect the operations of HPS. Some factors related to the integration of the businesses are outside of HPS’s control, and any of them could result in delays, increased costs, decreases in the amount of potential revenues or synergies and diversion of management’s time and energy, which could materially affect HPS’s financial position, results of operations, and cash flows. In the event that the HPS/BlackRock Transaction has an adverse impact on HPS, including for the foregoing reasons, the operations of the Fund may be adversely affected.
BlackRock is one of the largest and most diverse financial institutions in the world. As a result, it currently has, and may in the future have, other business units that compete with HPS or seek investment opportunities that are appropriate for the Fund, and it has policies and procedures that may limit or otherwise impact the operations of HPS and/or the Fund. Further, certain issuers of potential investments for the Fund may prefer to work with a smaller or independent sponsor, which may adversely affect HPS’s ability to attract new investment opportunities for the Fund. Please see “
Conflicts of Interest—BlackRock’s Activities
” below.
HPS believes that investors will benefit from the combination of BlackRock’s and HPS’s capabilities; however, there are certain potential conflicts of interest that will arise as a result of the ownership of HPS by BlackRock. For a discussion of certain risks and conflicts of interest relating to the investment advisory, management and other activities of BlackRock Financial Management, Inc. as well as certain other affiliated registered investment adviser subsidiaries of BlackRock, Inc., please refer to Part 2A of the Form ADV for BlackRock Financial Management, Inc., which limited partners are urged to read and which is available at http://www.adviserinfo.sec.gov/Firm/107105.